ACCRUALS AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2024
ACCRUALS AND OTHER PAYABLES
Schedule of accruals and other payables

	As of December 31,
	2024	2023
Current:
Employee salary and benefits	$2,628	$2,395
Accrued research and development expenses	2,442	603
Non-refundable incentive payment from depositary bank (1)	106	1,273
Accrued legal expenses	1,024	1,375
Accrued other expenses	1,438	2,203
	7,638	7,849
Non-current:
Non-refundable incentive payment from depositary bank (1)	—	106
	—	106
Total accruals and other payables	$7,638	$7,955

(5)
The Group received a non-refundable incentive payments of $0.7 million, $1.2 million, and $1.9 million from its ADS depositary bank in March 2023, December 2022, and April 2020 respectively. The amount was recorded ratably as other gains over a five-year arrangement period. For the years ended December 31, 2024, 2023 and 2022, the Group has recorded $1.3 million, $1.2 million and $0.4 million as other income in the consolidated statements of comprehensive loss, respectively.